Loans Payable Disclosure	Mar. 31, 2023
Notes
Loans Payable Disclosure

Note 8 - Loans and Advances Payable

Loans and advances payable consisted of the following:

	March 31, 2023	December 31, 2022
	(Unaudited)
Principal amount of loans and advances	$938,359	$839,613
Accrued interest	344,210	232,476
Loans and advances payable	$1,282,569	$1,072,089

Trillium Partners LP

On June 16, 2022, the Company received proceeds related to a loan with Trillium Partners LP in the amount of $100,000. The loan and accrued interest were due on demand. Interest accrued at the rate of 3% per annum. As of December 31, 2022, the principal balance was $100,000. Accrued interest amounted to $4,340 at December 31, 2022. During the three months ended March 31, 2023, the Company reclassed such loan to note payable upon the receipt of a secured promissory note (see Note 9).

Jonathan Foltz

The Company’s majority owned subsidiary, Aphrodite’s Marketing, has a loan with Jonathan Foltz, the President and CEO of Digital Age Business. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $75,500 with Jonathan Foltz. During the year ended December 31, 2022, the Company received $90,150 and repaid back $25,239 related to this loan. Additionally, during the year ended December 31, 2022, Nationwide has assumed $65,513 of this loan. As of December 31, 2022, the outstanding balance is $81,534. During the three months ended March 31, 2023, the Company has received $37,572 and repaid back $1,611 related to this loan. As of March 31, 2023 and December 31, 2022, the outstanding balance is $117,495 and $81,534, respectively.

Nationwide Transport Service, LLC (“Nationwide”)

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, has loan agreements with Nationwide dated in October 2020 and November 2020. Nationwide is owned by the father of Jonathan Foltz. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $545,720 with Nationwide. Aphrodite’s Marketing did not make the required installment payments pursuant to the loan agreements from December 2020 to February 2021 and as such these loans are currently in default. Interest on defaulted amount ranges from 1% to 3% per month. During the year ended December 31, 2022, the Company repaid back $150,000 related to this loan. Additionally, during the year ended December 31, 2022, Nationwide assumed a total of $106,000 of loans related to Digital Age Business and Jonathan Foltz. As of December 31, 2022, the outstanding balance is $608,500 including accrued interest of $77,718. As of March 31, 2023, the outstanding balance is $628,187 including accrued interest of $97,406.

Amazon Capital Services, Inc.

In July 2022, the Company’s majority owned subsidiary, Aphrodite’s Marketing, entered into a loan agreement with Amazon Capital Services, Inc. (“Amazon”) for a loan amount of $64,000. The loan bears an annual interest rate of 12% and has a loan term of 6 months from date of the loan. During the year ended December 31, 2022, the Company repaid back $55,531 related to this loan. As of December 31, 2022, the outstanding balance is $11,001 including accrued interest of $2,532. During the three months ended March 31, 2023, the Company has repaid back $11,085 related to this loan. As of March 31, 2023, the outstanding balance is $0.

Bluevine Capital, Inc.

In August 2022, the Company’s majority owned subsidiary, Aphrodite’s Marketing, entered into a line of credit agreement with Bluevine Capital, Inc. (“Bluevine”) for up to a loan amount of $200,000. The loan bears weekly interest rate of 0.54% and an upfront fee of 1.6% which were deducted from the loan amount. The loans are repaid in 26 weekly installments from the date of the loan.  During the year ended December 31, 2022, the Company has drawn a total loan of $200,000 and repaid back $112,412. As of December 31, 2022, the outstanding balance is $87,588. During the three months ended March 31, 2023, the Company has drawn a total loan of $75,000 and repaid back $80,424. As of March 31, 2023, the outstanding balance is $82,164.

Square Advance

In September 2022, the Company’s majority owned subsidiary, Aphrodite’s Marketing, executed a merchant cash advance agreement (the “First Advance”) with Square Advance. Under the agreement, the Company sold an aggregate of $174,875 in future receivables for a purchase amount of $125,000. The aggregate principal amount is payable in weekly instalments totaling $7,286 until such time that the obligation is fully satisfied for approximately 6 months. During the year ended December 31, 2022, the Company received $118,750 (net of debt cost fee of $6,250 which was amortized immediately to interest expense) and repaid back $97,638 related to this loan advance. This loan is guaranteed by the CEO of the Company and Jonathan Foltz. During the year ended December 31, 2022, interest expense incurred related to this advance amounted to $31,171.

In January 2023, the Company’s majority owned subsidiary, Aphrodite’s Marketing, executed a merchant cash advance agreement with Square Advance. Under the agreement, the Company sold an aggregate of $245,000 in future receivables for a purchase amount of $175,000. The aggregate principal amount is payable in daily instalments totaling $1,884.62 until such time that the obligation is fully satisfied for approximately 130 days. The Company has received $168,000 (net of debt cost fee of $7,000 which was amortized immediately to interest expense) of which $59,749 was used to pay the remaining balance of the First Advance.  This loan is guaranteed by the CEO of the Company and Jonathan Foltz.

During the three months ended March 31, 2023, interest expense incurred related to these advances amounted to $52,985. As of March 31, 2023 and December 31, 2022, the outstanding balance is $143,555 and $58,533, respectively.

EAdvance Services

In November 2022, the Company’s majority owned subsidiary, Aphrodite’s Marketing, executed a purchase and sale of future receipt agreement with EAdvance Services. Under the agreement, the Company sold an aggregate of $213,900 in future receipt or receivables for a purchase amount of $155,000. The aggregate principal amount is payable in daily instalments of $1,782 until such time that the obligation is fully satisfied for approximately 4 months. During the year ended December 31, 2022, the Company received $150,350 (net of debt cost fee of $4,650 which was amortized immediately to interest expense) and repaid back $43,659 related to this loan. This loan is guaranteed by the CEO of the Company. During the year ended December 31, 2022, interest expense incurred related to this advance amounted to $13,592. As of December 31, 2022, the outstanding balance is $124,933.

During the three months ended March 31, 2023, repaid back $72,498 related to this loan. During the three months ended March 31, 2023, interest expense incurred related to this advance amounted to $29,450. As of March 31, 2023, the outstanding balance is $81,885.

Parkside Funding Group LLC

In February 2023, the Company’s majority owned subsidiary, Aphrodite’s Marketing, executed a purchase and sale of future receipt agreement with Parkside Funding Group LLC. Under the agreement, the Company sold an aggregate of $217,500 in future receipt or receivables for a purchase amount of $150,000. The aggregate principal amount is payable in daily instalments of $1,977 until such time that the obligation is fully satisfied for approximately 4 months. This loan is guaranteed by the CEO of the Company and Jonathan Foltz. During the three months ended March 31, 2023, the Company received $142,500 (net of debt cost fee of $7,500 which was amortized immediately to interest expense) and repaid back $44,546 related to this loan. As of March 31, 2023, the outstanding balance is $105,454.

Marcus by Goldman Sachs

In February 2023, the Company’s majority owned subsidiary, Aphrodite’s Marketing, entered into a line of credit agreement with Marcus by Goldman Sachs (“Marcus”) for up to a loan amount of $125,000. The loan bears an annual interest rate of 9.99%. The amount due is 2% of the principal balance plus any fees and amounts that weren’t paid during the prior statement periods. During the repayment period, the amount due is the total outstanding balance at the end of the draw period divided into 26 equal payments that, if made in-full and on-time, bring the balance to zero over the next year.  During the three months ended March 31, 2023, the Company has drawn a total loan of $125,000 and repaid back $2,000. As of March 31, 2023, the outstanding balance is $123,828, including accrued interest of $828.